Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

LexinFintech Holdings Ltd. (“Lexin” or the “Company”), formerly known as Staging Finance Holding Ltd., was incorporated in the Cayman Islands on November 22, 2013. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”). The Group offers online direct sales with installment payment terms and offers installment purchase loans and personal installment loans mainly through its online consumption and consumer finance platform (“Platform”), www.fenqile.com, and its mobile application (“APP”) to new generation consumers typically between the ages of 18 and 36 (“Borrowers”) in the People’s Republic of China (“PRC”).

The Group addresses the Borrowers’ credit needs by offering installment purchase loans and personal installment loans. Installment purchase loans are loans offered to Borrowers who want to finance their online direct purchase from the Platform and APP with general terms between one month and thirty‑six months. Personal installment loans are loans provided to Borrowers who have consumption needs (other than online direct purchase) with terms generally ranging from one month to thirty‑six months.

The Group primarily finances the loans to Borrowers with proceeds from third-party commercial banks, consumer finance companies and other licensed financial institutions (collectively “Institutional Funding Partners”). The Group also finances the loans through its own online investment platform, www.juzilicai.com and its APP, or Juzi Licai, by offering various investment programs (“Investment Programs”), which are backed by the loans, to the individual investors (“Individual Investors”), the establishment of consolidated trusts (“Trusts”) and issuance of asset-backed securitized debts.

As of December 31, 2020, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs are as follows:

	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Interest	Principal Activities
Subsidiaries
Installment (HK) Investment Limited (“Installment HK”)	December 9, 2013	Hong Kong, PRC	100%	Investment holding
Beijing Shijitong Technology Co., Ltd. (“Beijing Shijitong”)	July 1, 2014	Beijing, PRC	100%	Technical support and consulting services
Shenzhen Lexin Software Technology Co., Ltd. (“Shenzhen Lexin Software”)	March 1, 2017	Shenzhen, PRC	100%	Software development
VIEs
Beijing Lejiaxin Network Technology Co., Ltd. (“Beijing Lejiaxin”)	October 25, 2013	Beijing, PRC	100%	Investment holding
Shenzhen Xinjie Investment Co., Ltd. (“Shenzhen Xinjie”)	December 22, 2015	Shenzhen, PRC	100%	Investment holding
Shenzhen Qianhai Dingsheng Data Technology Co., Ltd. (“Qianhai Dingsheng”)	January 13, 2016	Shenzhen, PRC	100%	Financial technology services
Shenzhen Mengtian Technology Co., Ltd. (“Mengtian Technology”)	August 9, 2016	Shenzhen, PRC	100%	Software development
Beihai Super Egg E-Commerce Co., Ltd. (“Beihai Super Egg”)	May 31, 2018	Beihai, PRC	100%	Investment holding
Subsidiaries of the VIEs
Shenzhen Fenqile Network Technology Co., Ltd. (“Shenzhen Fenqile”)	August 15, 2013	Shenzhen, PRC	100%	Online direct sales and online consumer finance
Shenzhen Qianhai Juzi Information Technology Co., Ltd. (“Qianhai Juzi”)	June 26, 2014	Shenzhen, PRC	100%	Online investment platform
Ji’an Fenqile Network Microcredit Co., Ltd. (“Ji’an Microcredit”)	December 2, 2016	Ji’an, PRC	100%	Online consumer credit
Shenzhen Fenqile Trading Co., Ltd. (“Shenzhen Fenqile Trading”)	December 30, 2016	Shenzhen, PRC	100%	Online direct sales
Shenzhen Dingsheng Computer Technology Co., Ltd. (“Shenzhen Dingsheng Technology”)	March 23, 2017	Shenzhen, PRC	100%	Financial technology services
Shenzhen Lexin Financing Guarantee Co., Ltd. (“Shenzhen Lexin Financing Guarantee”)	September 14, 2017	Shenzhen, PRC	100%	Financing guarantee services
Beihai Aurora Technology Co., Ltd. (“Beihai Aurora”)	June 19, 2018	Beihai, PRC	100%	Financial technology services

History of the Group and Basis of Presentation

The Group commenced operations through Shenzhen Fenqile in August 2013. Beijing Lejiaxin was incorporated in October 2013 and established its wholly owned subsidiary Qianhai Juzi in June 2014 in order to launch the Group’s online investment platform Juzi Licai, which offers Investment Programs to the Individual Investors.

In November 2013, the Company was incorporated under the Laws of the Cayman Islands to be an offshore holding company for the Group. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of Internet content, the Company obtained control over Shenzhen Fenqile and Beijing Lejiaxin through Beijing Shijitong by entering into a series of contractual arrangements with Shenzhen Fenqile, Beijing Lejiaxin and their nominee shareholders in July 2014. As a result, Shenzhen Fenqile and Beijing Lejiaxin became the consolidated VIEs of the Group through the contractual arrangements. The nominee shareholders are defined as legal owners of an entity; however, the rights of the shareholders have been transferred to the Company through contractual arrangements.

The Company obtained control over Shenzhen Xinjie and Qianhai Dingsheng through Beijing Shijitong in December 2015 and January 2016 respectively by entering into a series of contractual arrangements with Shenzhen Xinjie, Qianhai Dingsheng and their nominee shareholders. As a result, Shenzhen Xinjie and Qianhai Dingsheng became the consolidated VIEs of the Group through the contractual arrangements. Shenzhen Fenqile then became one of the subsidiaries of Shenzhen Xinjie.

In August 2018, Mengtian Technology, which previously was a subsidiary of one of the Company’s VIEs, became a consolidated VIE by entering into a series of contractual arrangements with its nominee shareholders and Shenzhen Lexin Software.

Management concluded that the Company is entitled to substantially all of the economic benefits from the VIEs and is obligated to absorb all of their expected losses. As such, the Company is the ultimate primary beneficiary of the VIEs and shall consolidate the financial results of these VIEs and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2(b) to the consolidated financial statements for the basis of consolidation.

Initial Public Offering

On December 26, 2017, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Market in the United States of America. In this offering, 12,000,000 American Depositary Shares (“ADSs”), representing 24,000,000 Class A ordinary shares (“Class A Ordinary Shares”), were issued and sold to the public at a price of US$9.00 per ADS.

In January 2018, the underwriters of the Company’s IPO exercised the options to purchase an additional 1,800,000 ADSs, representing 3,600,000 Class A Ordinary Shares, par value US$0.0001 per share, of the Company to cover over-allotments in full. The net proceeds in connection with 1,800,000 ADSs received by the Company was RMB95.1 million (US$14.7 million), which represents a total gross capital raise of RMB105.2 million (US$16.2 million) less underwriting discounts and commissions and offering expenses in the aggregate amount of RMB10.1 million (US$1.5 million).

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